NOTE 4 – ADVANCES RECEIVABLE (Details Narrative)	Jun. 30, 2022	Dec. 31, 2021
Advance G W [Member]
Short-Term Debt, Percentage Bearing Fixed Interest Rate	3.00%	3.00%